Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Year Ended December 31,
(in KUSD)	Note	2020	2019	2018
Other income		584	1,655	—
Convertible loans, derivatives, change in fair value (expense)	21	(45,411)	—	—
Convertible loans, first tranche, derivative, transaction costs	21	(1,571)	—	—
Share of results with joint venture	2 (viii)	24,368	—	—
Financial income		832	2,253	2,856
Financial expense		(4,926)	(156)	—
Exchange differences (loss) gain		(576)	(255)	213
Total other (expense) income		(26,700)	3,497	3,069